Revenue (Tables)	12 Months Ended
Dec. 31, 2019
Revenue [Abstract]
Revenues by Geographic Area
The following presents our revenues by geographic area:

	For the Years Ended December 31,
(in $ millions)	2019	2018	2017
Middle East	43.2	41.1	-
Europe	114.7	75.1	-
West Africa	102.4	44.4	0.1
Mexico	50.0	-	-
South East Asia	23.8	4.3	-
Total	334.1	164.9	0.1

Major Customers by Reporting Segments
In the years ended December 31, 2019, 2018 and 2017, the following customers accounted for more than 10% of our contract revenues:

	For the Years Ended December 31,
(In % of operating revenues)	2019	2018	2017
ExxonMobil	15%	-	-
National Drilling Company (ADOC)	13%	21%	-
Pan American Energy	13%	-	-
TAQA Bratani Limited	11%	17%	-
Centrica North Sea Limited (Spirit Energy)	10%	10%	-
BW Energy Gabon S.A.	4%	13%	-
Total S.A	-	13%	100%
Total	66%	74%	100%

Contract Assets from Contracts With Customers
The following table provides information about contract assets from contracts with customers:

	As of December 31,
(In $ millions)	2019	2018
Current contract assets
Deferred mobilization and contract preparation cost	19.3	6.0
Accrued revenue	31.7	18.9
Acquired contract backlog	-	20.2
Current contract assets	51.0	45.1

Non-current contract assets
Deferred mobilization and contract preparation cost	3.5	5.1
Non-current contract assets	3.5	5.1
Total contract assets	54.5	50.2

Changes in the Remaining Performance Obligation Contract Asset Balances
Significant changes in the remaining performance obligation contract assets balances for the years ended December 31, 2019 and 2018 are as follows:

Contract assets	As of December 31,
(In $ millions)	2019	2018
Net balance at January 1,	50.2	10.4
Additions to deferred costs, accrued revenue and acquired contract backlog	134.7	76.1
Amortization of deferred costs	(130.4)	(36.3)
Total contract assets	54.5	50.2